Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Mar. 31, 2021 USD ($)
Schedule of estimated future amortization expense [Abstract]
2022	$ 126,084
2023	126,084
2024	126,084
2025	126,084
2026	126,084
Thereafter	1,201,679
Total	$ 1,832,099